DEALERSHIP SETTLEMENT	12 Months Ended
Dec. 31, 2021
DEALERSHIP SETTLEMENT
DEALERSHIP SETTLEMENT

8.DEALERSHIP SETTLEMENT

During 2017 and 2018, the Company entered into several equity purchase agreements (the “Equity Purchase Agreements”) with the original dealers and after-sale service center operators of various auto dealerships (the “Dealership Operators”), to acquire 70% equity interest of the dealerships. According to the Equity Purchase Agreements, the Company agreed to provide certain payments of its ordinary shares to the Dealership Operators as part of the equity acquisition considerations, subject to certain payment triggers including the operating performance of the dealerships and service centers and KAH’s ordinary share price (“Contingent Consideration”). The Company recognized the Contingent Consideration as liability at fair value as of the acquisition date and the subsequent changes in fair value as gain/loss into earnings/(loss). In connection with the Company’s IPO on April 30, 2019, Renren Inc. (“Renren”) agreed to assume the Contingent Consideration from the Company, and the Company reclassified the Contingent Consideration from a liability to additional paid-in capital.

Since 2019, due to disagreements with certain Dealership Operators on operational matters, the Company had disruptions in operations of several dealerships. After continuous negotiations with the Dealership Operators, the Company signed the amendments to Equity Purchase Agreement (the “Amendments”) with seven Dealership Operators in August 2021, to 1) confirm a total of 4,513,761 ordinary shares as part of the Contingent Consideration issuable to the Dealership Operators in accordance with the Equity Purchase Agreements subject to the operating performance of the dealerships and service centers before 2021; 2) provide a total of 7,172,529 ordinary shares (“Compensation Shares”) to the Dealership Operators, in the purpose of alleviation of losses and distress that occurred during the temporary halt of business in the Dealerships after the breakout of the pandemic and the historical dispute between the Company and the Dealership Operators. The number of Compensation Shares was determined through negotiation of the Company with each of the Dealership Operators while taking into consideration the hardships they experienced over the prior years and the need to make prompt resolution of the historical dispute with the Dealership Operators. The Company recognized the Compensation Shares as loss related to provision for dealership settlement based on fair value of the Compensation Shares by reference to share-based payment transactions pursuant to ASC 718 in the year ended December 31, 2021.

On November 30, 2021, Renren transferred 13,422,613 ordinary shares of the Company it held, to an escrow company to fully settle the Contingent Consideration shares of 8,219,510. In addition to the Contingent Consideration shares, there were 5,203,103 ordinary shares transferred toward settlement of the Compensation Shares, which are recognized by the Company as additional paid-in capital with a fair value of $8,897 based on the quoted price of Company’s ordinary share on the date of Renren’s transfer were treated by reference to a liability paid by the principal shareholder and thus recorded as the loss related to provision for dealership settlement in the Company's financial statements with a corresponding credit to additional paid-in capital The Company, Renren and Dealership Operators agreed that the transfer of shares by Renren to the escrow company shall be deemed as fulfilment of Renren’s obligations related to the Contingent Consideration. According to the Amendments, the Dealership Operators should honour their commitments, including paying off their outstanding payables and debts to the Company, in order to obtain the shares. Consequently, the 13,422,613 shares have been held by the escrow company since transferred from Renren, and were disclosed as issued and outstanding shares in the reverse acquisition item during 2021 in the Company’s Consolidated Statements of Changes in Equity. The escrow company will  release the shares upon the Dealership Operators have fully paid off their payables and debts to the Company.

The Company shall issue additional 1,969,425 shares to the Dealership Operators to fully satisfy the Compensation Shares, which was recognized as payables loss related to provision for dealership settlement with a corresponding accrual of for dealership settlement at the fair value by reference to the quoted price of Company’s ordinary share at the commitment date with subsequent changes in fair value reflected in provision for dealership settlement. pursuant to ASC 718 The payables accrued for dealership settlement were $2,245 as of December 31, 2021. The total loss related to provision of the 7,172,529 Compensation Shares to the Dealership Operators for the dealership settlement was $11,142 for the year then ended.